Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable [Abstract]
Schedule of Accounts Payable
	December 31, 2014	December 31, 2013
Creditors	$505	$234
Brokers	900	966
Professional and legal fees	194	377
Total accounts payable	$1,599	$1,577